Certain risks and concentration - Summary of Changes in Level 3 Financial Assets for Debt Investment-Convertible Note (Details) - Fair Value Measurements Recurring - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value measurement
Balance at the beginning of year	$ 9,316
Balance at the end of year	5,118	$ 9,316
Level 3
Fair value measurement
Balance at the beginning of year	5,970
Balance at the end of year	3,179	5,970
Debt Securities
Fair value measurement
Balance at the beginning of year	3,000	2,550
Acquisition		3,000
Fair value changes	179	(2,550)
Balance at the end of year	$ 3,179	$ 3,000